Retirement Benefit Plans - Disclosure of Movements in Present Value of Defined Benefit Obligations (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	£ (1,535)
Current service cost paid by Santander UK plc	30	£ 38	£ 36
Interest cost	(30)	(5)	(10)
Past service curtailment costs	0	5	0
Remeasurement due to actuarial movements arising from:
Changes in demographic assumptions	(122)	(17)	34
– Experience adjustments	481	(19)	(141)
Changes in financial assumptions	(5,164)	(774)	1,940
Ending balance	(1,025)	(1,535)
Present value of defined benefit obligations
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	(12,878)	(13,887)
Current service cost paid by Santander UK plc	(29)	(29)
Current service cost paid by subsidiaries	(1)	(9)
Current service cost paid by fellow Banco Santander subsidiaries	0	0
Interest cost	(241)	(188)
Employer salary sacrifice contributions	(2)	(9)
Past service cost	0	0
Past service curtailment costs	0	(5)
GMP equalisation cost	0	0
Remeasurement due to actuarial movements arising from:
Changes in demographic assumptions	122	17
– Experience adjustments	(481)	19
Changes in financial assumptions	5,164	774
Benefits paid	413	398
Derecognition of pension scheme liabilities arising from the sale of PSA	0	41
Ending balance	£ (7,933)	£ (12,878)	£ (13,887)